UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave., 39th Floor
           New York, NY  10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      653,401
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2.    028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3.    028-13170             Remy W. Trafelet
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AEGEAN MARINE PETROLEUM NETW SHS              Y0017S102    5,994   300,000 SH       DEFINED    1, 2, 3    300,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103    3,524   480,800 SH       DEFINED    1, 2, 3    480,800      0    0
AMERICAN RAILCAR INDS INC    COM              02916P103    8,420   697,000 SH       DEFINED    1, 2, 3    697,000      0    0
ANADIGICS INC                COM              032515108    8,560 1,963,371 SH       DEFINED    1, 2, 3  1,963,371      0    0
ASSURED GUARANTY LTD         COM              G0585R106   18,331 1,381,400 SH       DEFINED    1, 2, 3  1,381,400      0    0
ASSURED GUARANTY LTD         COM              G0585R106    6,635   500,000 SH  CALL DEFINED    1, 2, 3    500,000      0    0
ATMEL CORP                   COM              049513104   19,200 4,000,000 SH       DEFINED    1, 2, 3  4,000,000      0    0
BALTIC TRADING LIMITED       COM              Y0553W103    7,757   682,200 SH       DEFINED    1, 2, 3    682,200      0    0
BANK OF AMERICA CORPORATION  COM              060505104    1,617   112,500 SH       DEFINED    1, 2, 3    112,500      0    0
BOISE INC                    COM              09746Y105   22,794 4,152,000 SH       DEFINED    1, 2, 3  4,152,000      0    0
BOISE INC                    *W EXP 06/18/201 09746Y113      517 1,111,600 SH       DEFINED    1, 2, 3  1,111,600      0    0
CEDAR FAIR L P               DEPOSITRY UNIT   150185106    8,506   690,398 SH       DEFINED    1, 2, 3    690,398      0    0
CONSTAR INTL INC NEW         COM NEW          21036U206      865   110,319 SH       DEFINED    1, 2, 3    110,319      0    0
CURRENCYSHARES AUSTRALIAN DL AUSTRALIAN DOL   23129U101    8,437   100,000 SH  PUT  DEFINED    1, 2, 3    100,000      0    0
DDI CORP                     COM 0.0001 NEW   233162502    6,485   861,248 SH       DEFINED    1, 2, 3    861,248      0    0
DIANA SHIPPING INC           COM              Y2066G104      860    76,400 SH       DEFINED    1, 2, 3     76,400      0    0
ENERGYSOLUTIONS INC          COM              292756202    2,360   463,700 SH       DEFINED    1, 2, 3    463,700      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    2,427   240,800 SH       DEFINED    1, 2, 3    240,800      0    0
FSI INTL INC                 COM              302633102    5,098 1,216,677 SH       DEFINED    1, 2, 3  1,216,677      0    0
GENERAL MARITIME CORP NEW    SHS              Y2693R101    5,303   878,000 SH       DEFINED    1, 2, 3    878,000      0    0
GILDAN ACTIVEWEAR INC        COM              375916103    3,146   109,800 SH       DEFINED    1, 2, 3    109,800      0    0
GREENBRIER COS INC           COM              393657101   12,080 1,078,600 SH       DEFINED    1, 2, 3  1,078,600      0    0
ICONIX BRAND GROUP INC       COM              451055107   12,269   853,767 SH       DEFINED    1, 2, 3    853,767      0    0
ISHARES TR INDEX             RUSSELL 2000     464287655   97,784 1,600,000 SH  PUT  DEFINED    1, 2, 3  1,600,000      0    0
JARDEN CORP                  COM              471109108   11,312   421,000 SH       DEFINED    1, 2, 3    421,000      0    0
LIBERTY ACQUISITION HLDGS CO COM              53015Y107   20,853 2,100,000 SH       DEFINED    1, 2, 3  2,100,000      0    0
LIBERTY ACQUISITION HLDGS CO *W EXP 12/12/201 53015Y115    1,199 1,175,000 SH       DEFINED    1, 2, 3  1,175,000      0    0
LTX-CREDENCE CORP            COM              502403108   12,925 4,567,311 SH       DEFINED    1, 2, 3  4,567,311      0    0
MAIDEN HOLDINGS LTD          SHS              G5753U112   15,279 2,325,551 SH       DEFINED    1, 2, 3  2,325,551      0    0
MATTSON TECHNOLOGY INC       COM              577223100    5,370 1,416,960 SH       DEFINED    1, 2, 3  1,416,960      0    0
MGIC INVT CORP WIS           COM              552848103   18,090 2,625,497 SH       DEFINED    1, 2, 3  2,625,497      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    9,815   296,786 SH       DEFINED    1, 2, 3    296,786      0    0
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101    3,669   575,000 SH       DEFINED    1, 2, 3    575,000      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119    1,926 1,800,000 SH       DEFINED    1, 2, 3  1,800,000      0    0
RADIAN GROUP INC             COM              750236101   21,554 2,977,100 SH       DEFINED    1, 2, 3  2,977,100      0    0
RADIOSHACK CORP              COM              750438103    5,217   267,400 SH       DEFINED    1, 2, 3    267,400      0    0
RITE AID CORP                COM              767754104      809   825,900 SH       DEFINED    1, 2, 3    825,900      0    0
RRI ENERGY INC               COM              74971X107    6,945 1,832,507 SH       DEFINED    1, 2, 3  1,832,507      0    0
SANMINA SCI CORP             COM NEW          800907206   34,949 2,567,915 SH       DEFINED    1, 2, 3  2,567,915      0    0
SCHWEITZER-MAUDUIT INTL INC  COM              808541106   17,440   345,695 SH       DEFINED    1, 2, 3    345,695      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   27,430 1,000,000 SH  PUT  DEFINED    1, 2, 3  1,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-TECH     81369Y803   25,500 1,250,000 SH  PUT  DEFINED    1, 2, 3  1,250,000      0    0
SOLUTIA INC                  COM NEW          834376501   23,634 1,804,099 SH       DEFINED    1, 2, 3  1,804,099      0    0
ST JOE CO                    COM              790148100      623    26,900 SH       DEFINED    1, 2, 3     26,900      0    0
SUNTRUST BKS INC             COM              867914103      433    18,600 SH       DEFINED    1, 2, 3     18,600      0    0
TALBOTS INC                  COM              874161102    9,848   955,189 SH       DEFINED    1, 2, 3    955,189      0    0
TALBOTS INC                  *W EXP 04/09/201 874161110    6,929 3,178,542 SH       DEFINED    1, 2, 3  3,178,542      0    0
TNS INC                      COM              872960109   29,082 1,667,519 SH       DEFINED    1, 2, 3  1,667,519      0    0
VIRGIN MEDIA INC             COM              92769L101   52,793 3,163,181 SH       DEFINED    1, 2, 3  3,163,181      0    0
VOLTERRA SEMICONDUCTOR CORP  COM              928708106   12,088   524,201 SH       DEFINED    1, 2, 3    524,201      0    0
WABASH NATL CORP             COM              929566107    8,720 1,226,400 SH       DEFINED    1, 2, 3  1,226,400      0    0